MUTUAL OF AMERICA

                             SEPARATE ACCOUNT NO. 2
                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2003

              This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                MUTUAL OF AMERICA

                             Separate Account No. 2
                               Semi-Annual Report
                                  June 30, 2003

Dear Participant:

      We are pleased to send you the 2003 Semi-Annual Report of Mutual of America's Separate Account No. 2. This Account is an investment vehicle for participants in our Tax-Deferred Annuity, Voluntary Employee Contributions, and Individual Retirement Annuity programs, Thrift and Section 457 Deferred Compensation Plans, as well as for Flexible Premium Annuity policyholders. Separate Account No. 2 consists of 20 distinct funds. Each invests in shares of one of 12 funds of Mutual of America Investment Corporation (the "Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, Aggressive Equity, Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds; three portfolios of Scudder Variable Series I (formerly, Scudder Variable Life
Investment Fund) ("Scudder"): the Bond, Capital Growth and International Portfolios; VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income, Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Funds ("Fidelity VIP").

      Each of the funds of Separate Account No. 2 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolio of Fidelity VIP. The investment results of each of the funds of Separate Account No. 2 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert and Fidelity VIP.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invest are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P MidCap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Composite Fund: This Fund seeks to achieve, as high a total rate of return, through both appreciation of capital and current income, as is believed consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing in companies believed to possess above-average growth potential and in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Investment Company Conservative Allocation Fund: This Fund's investment objective is current income and, to a lesser extent, capital appreciation. The Fund invests primarily in fixed income funds of the Investment Company and, to a lesser extent, in an equity fund of the Investment Company.

      Investment Company Moderate Allocation Fund: This Fund's investment objective is current income and capital appreciation. The Fund invests in both fixed income and equity funds of the Investment Company in approximately equal amounts.

      Investment Company Aggressive Allocation Fund: This Fund's investment objective is capital appreciation and, to a lesser extent, current income. The Fund invests primarily in equity funds of the Investment Company and, to a lesser extent, in a fixed income fund of the Investment Company.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks of companies whose earnings and revenues are growing at accelerating rates.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the social concern criteria established for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation.

      Fidelity VIP Contrafund Portfolio: This Portfolio seeks capital appreciation over the long term by investing primarily in common stocks of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known.

      Fidelity VIP Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      For the six months ended June 30, 2003, the following total returns were experienced in these twenty Separate Account Funds:

          Investment Company Money Market Fund(1) ..........              + 0.0%
          Investment Company All America Fund ..............              +11.4%
          Investment Company Equity Index Fund .............              +11.1%
          Investment Company Mid-Cap Equity Index Fund .....              +11.8%
          Investment Company Bond Fund .....................              + 6.0%
          Investment Company Short-Term Bond Fund ..........              + 0.1%
          Investment Company Mid-Term Bond Fund ............              + 2.9%
          Investment Company Composite Fund ................              + 5.7%
          Investment Company Aggressive Equity Fund ........              +10.2%
          Investment Company Conservative Allocation Fund ..              + 1.5%
          Investment Company Moderate Allocation Fund ......              + 3.3%
          Investment Company Aggressive Allocation Fund ....              + 5.2%
          Scudder Bond Fund ................................              + 4.0%
          Scudder Capital Growth Fund ......................              +11.5%
          Scudder International Fund .......................              + 5.2%
          American Century VP Capital Appreciation Fund ....              + 6.1%
          Calvert Social Balanced Fund .....................              + 8.5%
          Fidelity VIP Equity-Income Fund ..................              +10.3%
          Fidelity VIP II Contrafund .......................              + 9.1%
          Fidelity VIP II Asset Manager Fund ...............              + 9.7%

          ----------
          (1) The seven-day net annualized effective yield as of 8/19/03 was 0.1% and is not necessarily indicative of future actual yields.

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results as presented are net of all asset-based expense charges based upon a hypothetical $1,000 invested at the beginning of the period. Deductions assessed through the redemption of units (such as the monthly service charge) are not included in the above total returns. Inclusion of such charges would result in a reduction in these total returns. Returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular Fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each fund of Separate Account No. 2. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP. For receipt of this document online, instead of through the mail, visit www.mutualofamerica.com and sign-up for eDocuments in the "My Account" section. After providing consent to receive electronic documents, notification emails will communicate the online availability of prospectuses, annual and semi-annual reports of the separate accounts and underlying funds, as well as future documents offered electronically.

      Total Return Separate Account Performance Notes for extended time periods and additional services are available by calling 1-800-468-3785 or by visiting www.mutualofamerica.com.

      I hope you will find this report helpful and informative.

                                       Sincerely,

                                       /s/ Manfred Altstadt

                                       Manfred Altstadt
                                       Senior Executive Vice President
                                       and Chief Financial Officer,
                                       Mutual of America Life Insurance Company

                                    CONTENTS

                                                                            Page
                                                                            ----
Semi-Annual Report of Mutual of America Separate Account No. 2 ............    1

   Statement of Assets and Liabilities ....................................    5

   Statement of Operations ................................................    8

   Statements of Changes in Net Assets ....................................   10

   Financial Highlights ...................................................   14

   Notes to Financial Statements ..........................................   23

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2003 (Unaudited)

                                                                                     Investment Company
                                                              --------------------------------------------------------------
                                                                                                                  Mid-Cap
                                                              Money Market     All America      Equity Index    Equity Index
                                                                  Fund             Fund             Fund            Fund
                                                              -----------      -----------      ------------    ------------
ASSETS:
Investments in Mutual of America Investment
    Corporation at market value
    (Cost:
    Money Market Fund -- $60,711,344
    All America Fund -- $345,397,279
    Equity Index Fund -- $284,556,114
    Mid-Cap Equity Index Fund-- $78,602,995
    (Notes 1 and 2) .....................................     $60,086,415      $273,337,522      $263,868,555     $80,939,274
Due From (To) Mutual of America General Account .........          (3,723)         (198,063)           33,333        (227,163)
                                                              -----------      ------------      ------------     -----------
NET ASSETS ..............................................     $60,082,692      $273,139,459      $263,901,888     $80,712,111
                                                              ===========      ============      ============     ===========
UNIT VALUE AT JUNE 30, 2003 .............................     $      2.30      $       6.63      $       2.29     $      1.18
                                                              ===========      ============      ============     ===========
NUMBER OF UNITS OUTSTANDING AT JUNE 30, 2003 ............      26,136,660        41,181,126       115,153,955      68,450,272
                                                              ===========      ============      ============     ===========

                                                                                     Investment Company
                                                              --------------------------------------------------------------
                                                                 Bond          Short-Term        Mid-Term        Composite
                                                                 Fund           Bond Fund        Bond Fund          Fund
                                                              -----------      -----------      ------------    ------------
ASSETS:
Investments in Mutual of America Investment
    Corporation at market value
    (Cost:
    Bond Fund -- $99,510,035
    Short-Term Bond Fund -- $20,842,174
    Mid-Term Bond Fund -- $65,347,108
    Composite Fund -- $268,763,439)
    (Notes 1 and 2) .....................................     $99,151,526      $20,912,913      $68,963,440     $209,341,112
Due From (To) Mutual of America General Account .........          14,417           26,092           27,577           (1,154)
                                                              -----------      -----------      -----------     ------------
NET ASSETS ..............................................     $99,165,943      $20,939,005      $68,991,017     $209,339,958
                                                              ===========      ===========      ===========     ============
UNIT VALUE AT JUNE 30, 2003 .............................     $      4.00      $      1.52      $      1.68     $       4.72
                                                              ===========      ===========      ===========     ============
NUMBER OF UNITS OUTSTANDING AT JUNE 30, 2003 ............      24,782,428       13,794,874       40,971,019       44,346,528
                                                              ===========      ===========      ===========     ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2003 (Unaudited)

                                                                                     Investment Company
                                                              --------------------------------------------------------------
                                                              Aggressive       Conservative       Moderate       Aggressive
                                                                Equity          Allocation       Allocation      Allocation
                                                                 Fund              Fund             Fund            Fund
                                                              -----------     ------------      ------------    ------------
ASSETS:
Investments in Mutual of America Investment
    Corporation at market value
    (Cost:
    Aggressive Equity Fund -- $207,845,481
    Conservative Allocation Fund -- $894,951
    Moderate Allocation Fund -- $1,925,437
    Aggressive Allocation Fund -- $1,055,841)
    (Notes 1 and 2) .....................................     $175,123,269        $894,010        $1,916,597       $1,051,157
Due From (To) Mutual of America General Account .........       (4,320,240)         13,203            43,477           19,947
                                                              ------------        --------        ----------       ----------
NET ASSETS ..............................................     $170,803,029        $907,213        $1,960,074       $1,071,104
                                                              ============        ========        ==========       ==========
UNIT VALUE AT JUNE 30, 2003 .............................     $       2.15        $   1.01        $     1.03       $     1.05
                                                              ============        ========        ==========       ==========
NUMBER OF UNITS OUTSTANDING AT JUNE 30, 2003 ............       79,566,690         893,960         1,896,679        1,018,204
                                                              ============        ========        ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 2003 (Unaudited)

                                                                                                                   American
                                                                                    Scudder                        Century
                                                              ----------------------------------------------     ------------
                                                                                 Capital                          VP Capital
                                                                 Bond            Growth        International     Appreciation
                                                                 Fund             Fund              Fund             Fund
                                                              -----------      ------------    -------------     ------------
ASSETS:
Investments in Scudder Portfolios and American
    Century VP Capital Appreciation Fund
    at market value
    (Cost:
    Scudder Bond Fund -- $44,432,883
    Scudder Capital Growth Fund -- $352,395,627
    Scudder International Fund -- $90,600,851
    American Century VP Capital
      Appreciation Fund -- $92,598,075)
    (Notes 1 and 2) .....................................     $45,505,464      $269,093,655      $81,357,859     $59,971,961
Due From (To) Mutual of America General Account .........          (7,580)           (4,864)           1,521         (99,550)
                                                              -----------      ------------      -----------     -----------
NET ASSETS ..............................................     $45,497,884      $269,088,791      $81,359,380     $59,872,411
                                                              ===========      ============      ===========     ===========
UNIT VALUE AT JUNE 30, 2003 .............................     $     16.20      $      26.87      $     11.67     $     11.16
                                                              ===========      ============      ===========     ===========
NUMBER OF UNITS OUTSTANDING AT  JUNE 30, 2003 ...........       2,808,051        10,012,621        6,971,377       5,363,653
                                                              ===========      ============      ===========     ===========


                                                                Calvert                            Fidelity
                                                               ----------      -------------------------------------------------
                                                                 Social             VIP            VIP II             VIP II
                                                                Balanced       Equity-Income       Contra          Asset Manager
                                                                  Fund             Fund             Fund               Fund
                                                               ----------      -------------    ------------       -------------
ASSETS:
Investments in Calvert Social Balanced
Portfolio and Fidelity Portfolios at market value
    (Cost:
    Calvert Social Balanced Fund -- $60,251,421
    VIP Equity-Income Fund -- $148,150,610
    VIP II Contra Fund -- $237,420,644
    VIP II Asset Manager Fund -- $67,043,625)
    (Notes 1 and 2) .....................................     $52,925,319      $139,331,293      $228,540,461     $59,128,070
Due From (To) Mutual of America General Account .........         (13,330)          (18,318)          (16,096)         (8,406)
                                                              -----------      ------------      ------------     -----------
NET ASSETS ..............................................     $52,911,989      $139,312,975      $228,524,365     $59,119,664
                                                              ===========      ============      ============     ===========
UNIT VALUE AT JUNE 30, 2003 .............................     $      2.82      $      29.65      $      25.40     $     23.75
                                                              ===========      ============      ============     ===========
NUMBER OF UNITS AT JUNE 30, 2003 ........................      18,792,525          4,699,22         8,996,633       2,488,787
                                                              ===========      ============      ============     ===========


   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2003 (Unaudited)
                                (Except as Noted)

                                                                             Investment Company
                                          ------------------------------------------------------------------------------------
                                                                                          Mid-Cap
                                          Money Market  All America     Equity Index    Equity Index      Bond      Short-Term
                                              Fund          Fund            Fund            Fund          Fund       Bond Fund
                                          ------------  ------------    ------------    -----------    ----------   ----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1)
    Dividend Income ...................    $      --    $         --    $         --    $        --    $       --    $      --
                                           ---------    ------------    ------------    -----------    ----------    ---------
Expenses (Note 3):
    Fees and administrative expenses...      343,976       1,214,365       1,151,397        326,735       471,303      114,031
                                           ---------    ------------    ------------    -----------    ----------    ---------
NET INVESTMENT INCOME (LOSS) ..........     (343,976)     (1,214,365)     (1,151,397)      (326,735)     (471,303)    (114,031)
                                           ---------    ------------    ------------    -----------    ----------    ---------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS
   (Note 1):
    Net realized gain (loss) on
     investments ......................     (145,135)    (15,490,559)    (11,633,891)    (2,761,081)     (102,561)      17,840
    Net unrealized appreciation
       (depreciation) of investments...      447,547      44,151,934      38,160,718     11,018,600     5,874,589       95,400
                                           ---------    ------------    ------------    -----------    ----------    ---------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS ........      302,412      28,661,375      26,526,827      8,257,519     5,772,028      113,240
                                           ---------    ------------    ------------    -----------    ----------    ---------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS ........................    $ (41,564)   $ 27,447,010    $ 25,375,430    $ 7,930,784    $5,300,725    $    (791)
                                           =========    ============    ============    ===========    ==========    =========

                                                                         Investment Company
                                          ----------------------------------------------------------------------------------
                                                                       Aggressive    Conservative    Moderate     Aggressive
                                          Mid-Term       Composite       Equity       Allocation    Allocation    Allocation
                                          Bond Fund        Fund           Fund         Fund (a)      Fund (a)      Fund (a)
                                          ----------    -----------    -----------   ------------   ----------    ----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
    Dividend Income ...................   $       --    $        --    $        --    $       --    $       --    $      --
                                          ----------    -----------    -----------    ----------    ----------    ---------
Expenses (Note 3):
    Fees and administrative expenses ..      353,015        992,115        724,984           597         1,069          684
                                          ----------    -----------    -----------    ----------    ----------    ---------
NET INVESTMENT INCOME (LOSS) ..........     (353,015)      (992,115)      (724,984)         (597)       (1,069)        (684)
                                          ----------    -----------    -----------    ----------    ----------    ---------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS
   (Note 1):
    Net realized gain (loss)
      on investments ..................      308,909     (2,631,668)    (3,794,409)          934           874        1,398
    Net unrealized appreciation
       (depreciation) of investments...    1,974,961     14,892,938     19,975,850          (941)       (8,840)      (4,684)
                                          ----------    -----------    -----------    ----------    ----------    ---------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS ........    2,283,870     12,261,270     16,181,441            (7)       (7,966)      (3,286)
                                          ----------    -----------    -----------    ----------    ----------    ---------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS ........................   $1,930,855    $11,269,155    $15,456,457    $     (604)   $   (9,035)   $  (3,970)
                                          ==========    ===========    ===========    ==========    ==========    =========

----------
(a)   For the period May 20, 2003 (Commencement of Operations) to June 30, 2003.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2003 (Unaudited)

                                                                                                                   American
                                                                                    Scudder                        Century
                                                              ----------------------------------------------     ------------
                                                                                 Capital                          VP Capital
                                                                 Bond            Growth        International     Appreciation
                                                                 Fund             Fund              Fund             Fund
                                                              -----------      ------------    -------------     ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
    Dividend Income .....................................     $1,761,631        $ 1,126,223      $   623,849      $        --
                                                              ----------        -----------      -----------      -----------
Expenses (Note 3):
    Fees and administrative expenses ....................        222,126          1,143,612          348,115          186,088
                                                              ----------        -----------      -----------      -----------
NET INVESTMENT INCOME (LOSS) ............................      1,539,505            (17,389)         275,734         (186,088)
                                                              ----------        -----------      -----------      -----------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (Note 1):
    Net realized gain (loss) on investments .............         60,674         (8,769,233)      (2,651,356)      (3,458,240)
    Net unrealized appreciation
      (depreciation) of investments .....................         79,320         35,892,956        6,355,351        7,009,908
                                                              ----------        -----------      -----------      -----------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS ..........................        139,994         27,123,723        3,703,995        3,551,668
                                                              ----------        -----------      -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ...........................     $1,679,499        $27,106,334      $ 3,979,729      $ 3,365,580
                                                              ==========        ===========      ===========      ===========

                                                                Calvert                            Fidelity
                                                               ----------      -------------------------------------------------
                                                                 Social             VIP            VIP II             VIP II
                                                                Balanced       Equity-Income       Contra          Asset Manager
                                                                  Fund             Fund             Fund               Fund
                                                               ----------      -------------    ------------       -------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
    Dividend Income .....................................       $       --       $ 2,356,580     $ 1,024,288         $1,915,204
                                                                ----------       -----------     -----------         ----------
Expenses (Note 3):
    Fees and administrative expenses ....................          257,679           571,043         877,361            257,918
                                                                ----------       -----------     -----------         ----------
NET INVESTMENT INCOME (LOSS) ............................         (257,679)        1,785,537         146,927          1,657,286
                                                                ----------       -----------     -----------         ----------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (Note 1):
    Net realized gain (loss) on investments .............         (227,631)       (1,620,458)     (2,957,385)          (360,464)
    Net unrealized appreciation
      (depreciation) of investments .....................        4,528,999        12,369,264      21,815,622          3,734,633
                                                                ----------       -----------     -----------         ----------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS ..........................        4,301,368        10,748,806      18,858,237          3,374,169
                                                                ----------       -----------     -----------         ----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ...........................       $4,043,689       $12,534,343     $19,005,164         $5,031,455
                                                                ==========       ===========     ===========         ==========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                             Investment Company
                                       --------------------------------------------------------------------------------------------
                                            Money Market Fund               All America Fund               Equity Index Fund
                                       ----------------------------    ----------------------------   -----------------------------
                                        For the Six       For the       For the Six       For the      For the Six      For the
                                       Months Ended     Year Ended     Months Ended     Year Ended    Months Ended      Year Ended
                                       June 30, 2003   December 31,    June 30, 2003   December 31,   June 30, 2003    December 31,
                                        (Unaudited)        2002         (Unaudited)        2002        (Unaudited)         2002
                                       -------------   ------------    ------------    ------------   -------------    ------------
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
  Net investment income (loss) .....   $   (343,976)   $    266,705    $ (1,214,365)   $   (393,609)   $ (1,151,397)   $  1,561,006
  Net realized gain (loss)
    on investments .................       (145,135)     (1,431,636)    (15,490,559)    (32,500,097)    (11,633,891)    (36,261,658)
  Net unrealized appreciation
    (depreciation) of
    investments ....................        447,547       1,382,713      44,151,934     (47,368,004)     38,160,718     (34,788,477)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Net Increase (Decrease) in net
  assets resulting from
  operations .......................        (41,564)        217,782      27,447,010     (80,261,710)     25,375,430     (69,489,129)
                                       ------------    ------------    ------------    ------------    ------------    ------------
From Unit Transactions:
  Contributions ....................      6,357,367      11,885,836      11,396,285      28,345,754      17,919,914      42,796,882
  Withdrawals ......................     (4,463,289)     (9,499,711)     (9,681,309)    (25,277,423)     (9,648,579)    (20,917,802)
  Net transfers ....................     (3,332,346)     (3,213,697)     (3,598,471)    (21,732,312)      2,961,050     (18,130,484)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Net Increase (Decrease)
  from unit transactions ...........     (1,438,268)       (827,572)     (1,883,495)    (18,663,981)     11,232,385       3,748,596
                                       ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN
  NET ASSETS .......................     (1,479,832)       (609,790)     25,563,515     (98,925,691)     36,607,815     (65,740,533)
NET ASSETS:
Beginning of Period/Year ...........     61,562,524      62,172,314     247,575,944     346,501,635     227,294,073     293,034,606
                                       ------------    ------------    ------------    ------------    ------------    ------------
End of Period/Year .................   $ 60,082,692    $ 61,562,524    $273,139,459    $247,575,944    $263,901,888    $227,294,073
                                       ============    ============    ============    ============    ============    ============

                                                                             Investment Company
                                       --------------------------------------------------------------------------------------------
                                                 Mid-Cap                                                       Short-Term
                                            Equity Index Fund                   Bond Fund                      Bond Fund
                                       ----------------------------    ----------------------------   -----------------------------
                                        For the Six       For the       For the Six       For the      For the Six      For the
                                       Months Ended     Year Ended     Months Ended     Year Ended    Months Ended      Year Ended
                                       June 30, 2003   December 31,    June 30, 2003   December 31,   June 30, 2003    December 31,
                                        (Unaudited)        2002         (Unaudited)        2002        (Unaudited)         2002
                                       -------------   ------------    ------------    ------------   -------------    ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss) .....   $  (326,735)    $    638,292     $  (471,303)    $ 6,047,799    $  (114,031)    $   349,098
  Net realized gain (loss)
    on investments .................    (2,761,081)      (8,737,695)       (102,561)       (920,742)        17,840          11,725
  Net unrealized appreciation
    (depreciation) of
    investment .....................    11,018,600       (8,599,353)      5,874,589        (900,966)        95,400         174,963
                                       -----------     ------------     -----------     -----------    -----------     -----------
Net Increase (Decrease) in net
  assets resulting
  from Operations ..................     7,930,784      (16,698,756)      5,300,725       4,226,091           (791)        535,786
                                       -----------     ------------     -----------     -----------    -----------     -----------
From Unit Transactions:
  Contributions ....................     7,012,236       18,231,408       8,539,682      14,093,174      2,800,283       4,113,499
  Withdrawals ......................    (2,545,519)      (6,966,866)     (4,318,611)     (8,159,067)    (1,422,925)     (1,909,591)
  Net transfers ....................       553,552       11,300,803       4,639,069         133,844        583,448       4,845,577
                                       -----------     ------------     -----------     -----------    -----------     -----------
Net Increase (Decrease)
  from unit transactions ...........     5,020,269       22,565,345       8,860,140       6,067,951      1,960,806       7,049,485
                                       -----------     ------------     -----------     -----------    -----------     -----------
NET INCREASE (DECREASE)
  IN NET ASSETS ....................    12,951,053        5,866,589      14,160,865      10,294,042      1,960,015       7,585,271
NET ASSETS:
Beginning of Period/Year ...........    67,761,058       61,894,469      85,005,078      74,711,036     18,978,990      11,393,719
                                       -----------     ------------     -----------     -----------    -----------     -----------
End of Period/Year .................   $80,712,111     $ 67,761,058     $99,165,943     $85,005,078    $20,939,005     $18,978,990
                                       ===========     ============     ===========     ===========    ===========     ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                             Investment Company
                                       --------------------------------------------------------------------------------------------
                                                 Mid-Term                                                     Aggressive
                                                 Bond Fund                    Composite Fund                  Equity Fund
                                       ----------------------------    ----------------------------   -----------------------------
                                        For the Six       For the       For the Six       For the      For the Six      For the
                                       Months Ended     Year Ended     Months Ended     Year Ended    Months Ended      Year Ended
                                       June 30, 2003   December 31,    June 30, 2003   December 31,   June 30, 2003    December 31,
                                        (Unaudited)        2002         (Unaudited)        2002        (Unaudited)         2002
                                       -------------   ------------    ------------    ------------   -------------    ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss) .....   $  (353,015)    $ 1,221,732     $   (992,115)   $  5,257,385    $   (724,984)   $ (1,722,550)
  Net realized gain (loss)
    on investments .................       308,909         139,928       (2,631,668)     (8,581,685)     (3,794,409)    (11,554,013)
  Net unrealized appreciation
    (depreciation) of investments ..     1,974,961       1,870,260       14,892,938     (16,458,207)     19,975,850     (30,648,086)
                                       -----------     -----------     ------------    ------------    ------------    ------------
Net Increase (Decrease) in net
  assets resulting from
  operations .......................     1,930,855       3,231,920       11,269,155     (19,782,507)     15,456,457     (43,924,649)
                                       -----------     -----------     ------------    ------------    ------------    ------------
From Unit Transactions:
  Contributions ....................     8,722,285      10,189,565        7,320,688      17,188,826      13,316,797      31,349,735
  Withdrawals ......................    (3,629,030)     (4,882,460)      (7,746,204)    (21,992,438)     (6,562,993)    (15,037,477)
  Net transfers ....................    (3,013,657)     24,774,071       (4,164,758)    (19,221,969)     (6,689,265)     (5,034,393)
                                       -----------     -----------     ------------    ------------    ------------    ------------
Net Increase (Decrease)
  from unit transactions ...........     2,079,598      30,081,176       (4,590,274)    (24,025,581)         64,539      11,277,865
                                       -----------     -----------     ------------    ------------    ------------    ------------
NET INCREASE (DECREASE)
  IN NET ASSETS ....................     4,010,453      33,313,096        6,678,881     (43,808,088)     15,520,996     (32,646,784)
NET ASSETS:
Beginning of Period/Year ...........    64,980,564      31,667,468      202,661,077     246,469,165     155,282,033     187,928,817
                                       -----------     -----------     ------------    ------------    ------------    ------------
End of Period/Year .................   $68,991,017     $64,980,564     $209,339,958    $202,661,077    $170,803,029    $155,282,033
                                       ===========     ===========     ============    ============    ============    ============

                                                                                               Investment Company
                                                                          ----------------------------------------------------------
                                                                           Conservative           Moderate             Aggressive
                                                                          Allocation Fund      Allocation Fund       Allocation Fund
                                                                          ----------------     ----------------     ----------------
                                                                           For the Period       For the Period       For the Period
                                                                            May 20, 2003         May 20, 2003         May 20, 2003
                                                                            (Commencement        (Commencement        (Commencement
                                                                           of Operations)       of Operations)       of Operations)
                                                                          To June 30, 2003     To June 30, 2003     To June 30, 2003
                                                                             (Unaudited)          (Unaudited)          (Unaudited)
                                                                          ----------------     ----------------     ----------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
    Net investment income (loss) ....................................         $      (597)         $    (1,069)         $      (684)
    Net realized gain (loss) on investments .........................                 934                  874                1,398
    Net unrealized appreciation (depreciation)
       of investments ...............................................                (941)              (8,840)              (4,684)
                                                                              -----------          -----------          -----------
Net Increase (Decrease) in net assets resulting .....................
    from Operations .................................................                (604)              (9,035)              (3,970)
                                                                              -----------          -----------          -----------
From Unit Transactions:
    Contributions ...................................................              28,126               36,601               36,086
    Withdrawals .....................................................                  (8)                  (5)                 (68)
    Net transfers ...................................................             879,699            1,932,513            1,039,056
                                                                              -----------          -----------          -----------
Net Increase (Decrease) from unit
    transactions ....................................................             907,817            1,969,109            1,075,074
                                                                              -----------          -----------          -----------
NET INCREASE (DECREASE) IN NET ASSETS ...............................             907,213            1,960,074            1,071,104
NET ASSETS:
Beginning of Period .................................................                  --                   --                   --
                                                                              -----------          -----------          -----------
End of Period .......................................................         $   907,213          $ 1,960,074          $ 1,071,104
                                                                              ===========          ===========          ===========

   The accompanying notes are an integral part of these financial statements.

                 MUTUAL OF AMERICA LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                Scudder
                                       --------------------------------------------------------------------------------------------
                                                Bond Fund                  Capital Growth Fund             International Fund
                                       ----------------------------    ----------------------------   -----------------------------
                                        For the Six       For the       For the Six       For the      For the Six      For the
                                       Months Ended     Year Ended     Months Ended     Year Ended    Months Ended      Year Ended
                                       June 30, 2003   December 31,    June 30, 2003   December 31,   June 30, 2003    December 31,
                                        (Unaudited)        2002         (Unaudited)        2002        (Unaudited)         2002
                                       -------------   ------------    ------------    ------------   -------------    ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income
    (loss) .........................   $ 1,539,505    $ 1,611,319    $    (17,389)   $ (1,750,534)   $    275,734    $   (101,286)
  Net realized gain (loss)
    on investments .................        60,674         41,325      (8,769,233)    (30,428,019)     (2,651,356)      2,823,774
  Net unrealized appreciation
    (depreciation) of
    investments ....................        79,320        659,499      35,892,956     (77,783,144)      6,355,351     (16,930,624)
                                       -----------    -----------    ------------    ------------    ------------    ------------
Net Increase (Decrease) in
  net assets resulting
  from Operations ..................     1,679,499      2,312,143      27,106,334    (109,961,697)      3,979,729     (14,208,136)
                                       -----------    -----------    ------------    ------------    ------------    ------------
From Unit Transactions:
  Contributions ....................     4,080,353      6,250,976      13,810,051      36,251,724       4,760,236      11,835,269
  Withdrawals ......................    (2,004,203)    (3,713,719)     (9,738,256)    (26,136,151)     (3,729,266)     (7,700,018)
  Net Transfers ....................       301,795         76,369      (1,986,342)    (34,433,365)     (2,320,093)    (15,775,874)
                                       -----------    -----------    ------------    ------------    ------------    ------------
Net Increase (Decrease)
  from unit transactions ...........     2,377,945      2,613,626       2,085,453     (24,317,792)     (1,289,123)    (11,640,623)
                                       -----------    -----------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE)
  IN NET ASSETS ....................     4,057,444      4,925,769      29,191,787    (134,279,489)      2,690,606     (25,848,759)
NET ASSETS:
Beginning of Period/Year ...........    41,440,440     36,514,671     239,897,004     374,176,493      78,668,774     104,517,533
                                       ...........    -----------    ------------    ------------    ------------    ------------
End of Period/Year .................   $45,497,884    $41,440,440    $269,088,791    $239,897,004    $ 81,359,380    $ 78,668,774
                                       ===========    ===========    ============    ============    ============    ============

                                                                   American Century                        Calvert
                                                              --------------------------------------------------------------
                                                              VP Capital Appreciation Fund           Social Balanced Fund
                                                              -----------------------------      ---------------------------
                                                               For the Six        For the        For the Six      For the
                                                              Months Ended      Year Ended       Months Ended    Year Ended
                                                              June 30, 2003     December 31,     June 30, 2003  December 31,
                                                               (Unaudited)          2002          (Unaudited)       2002
                                                              -------------     ------------     -------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income
    (loss) ..............................................     $  (186,088)     $   (452,854)     $  (257,679)    $   845,853
  Net realized gain (loss)
    on investments ......................................      (3,458,240)      (12,486,285)        (227,631)       (704,432)
  Net unrealized appreciation
    (depreciation) of
    investments .........................................       7,009,908        (4,082,608)       4,528,999      (7,083,629)
                                                              -----------      ------------      -----------     -----------
Net Increase (Decrease) in
  net assets resulting
  from operations .......................................       3,365,580       (17,021,747)       4,043,689      (6,942,208)
                                                              -----------      ------------      -----------     -----------
From Unit Transactions:
  Contributions .........................................       3,887,662        10,004,929        4,150,838       8,812,504
  Withdrawals ...........................................      (2,186,994)       (5,435,359)      (1,871,021)     (3,547,443)
  Net Transfers .........................................      (2,177,699)      (12,359,542)          33,230      (3,812,363)
                                                              -----------      ------------      -----------     -----------
Net Increase (Decrease)
  from unit transactions ................................        (477,031)       (7,789,972)       2,313,047       1,452,698
                                                              -----------      ------------      -----------     -----------
NET INCREASE (DECREASE) IN
  NET ASSETS ............................................       2,888,549       (24,811,719)       6,356,736      (5,489,510)
NET ASSETS:
Beginning of Period/Year ................................      56,983,862        81,795,581       46,555,253      52,044,763
                                                              -----------      ------------      -----------     -----------
End of Period/Year ......................................     $59,872,411      $ 56,983,862      $52,911,989     $46,555,253
                                                              ===========      ============      ===========     ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                Fidelity
                                       --------------------------------------------------------------------------------------------
                                         VIP Equity Income Fund            VIP II Contra Fund           VIP II Asset Manager Fund
                                       ----------------------------    ----------------------------   -----------------------------
                                        For the Six       For the       For the Six       For the      For the Six      For the
                                       Months Ended     Year Ended     Months Ended     Year Ended    Months Ended      Year Ended
                                       June 30, 2003   December 31,    June 30, 2003   December 31,   June 30, 2003    December 31,
                                        (Unaudited)        2002         (Unaudited)        2002        (Unaudited)         2002
                                       -------------   ------------    ------------    ------------   -------------    ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss) .....   $  1,785,537    $  4,049,431    $    146,927    $    (48,887)   $ 1,657,286    $ 1,385,251
  Net realized gain (loss)
    on investments .................     (1,620,458)     (8,170,522)     (2,957,385)    (10,079,700)      (360,464)    (1,062,143)
  Net unrealized appreciation
    (depreciation) of
    investments ....................     12,369,264     (22,412,108)     21,815,622     (13,371,300)     3,734,633     (5,493,407)
                                       ------------    ------------    ------------    ------------    -----------    -----------
Net Increase (Decrease) in
  net assets resulting
  from Operations ..................     12,534,343     (26,533,199)     19,005,164     (23,499,887)     5,031,455     (5,170,299)
                                       ------------    ------------    ------------    ------------    -----------    -----------
From Unit Transactions:
  Contributions ....................     10,489,913      24,183,195      15,065,154      33,217,095      5,636,837     12,005,262
  Withdrawals ......................     (5,706,717)    (12,253,609)     (9,139,816)    (18,781,531)    (2,973,479)    (4,649,787)
  Net Transfers ....................      2,699,487      (5,607,465)     (2,231,024)    (10,141,456)     1,887,406     (3,204,026)
                                       ------------    ------------    ------------    ------------    -----------    -----------
Net Increase (Decrease)
  from unit transactions ...........      7,482,683       6,322,121       3,694,314       4,294,108      4,550,764      4,151,449
                                       ------------    ------------    ------------    ------------    -----------    -----------
NET INCREASE (DECREASE) IN
  NET ASSETS .......................     20,017,026     (20,211,078)     22,699,478     (19,205,779)     9,582,219     (1,018,850)
NET ASSETS:
Beginning of Period/Year ...........    119,295,949     139,507,027     205,824,887     225,030,666     49,537,445     50,556,295
                                       ------------    ------------    ------------    ------------    -----------    -----------
End of Period/Year .................   $139,312,975    $119,295,949    $228,524,365    $205,824,887    $59,119,664    $49,537,445
                                       ============    ============    ============    ============    ===========    ===========


   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                              FINANCIAL HIGHLIGHTS

      Pursuant to the provisions of the AICPA Audit and Accounting Guide for Investment Companies ("Guide"), disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements. The Guide requires the data be presented for fiscal years beginning after December 15, 2000. Consequently, the financial highlights section which follows limits the required disclosures to the six month period ended June 30, 2003 and the years ended December 31, 2002 and 2001. Data shown for any of the preceding three years (1998-2000) were previously disclosed in the "Notes to Financial Statements -- Financial Highlights" following the financial statements.


                                              Investment Company Money Market Fund
                            -----------------------------------------------------------------------
                            Six Months
                               Ended
                             June 30,                        Years Ended December 31,
SELECTED PER UNIT AND          2003       ---------------------------------------------------------
SUPPLEMENTARY DATA:         (Unaudited)      2002         2001         2000       1999       1998
-------------------         -----------      ----         ----         ----       ----       ----
Unit value, beginning
   of period/year ......      $  2.30     $   2.28      $  2.22      $  2.11    $  2.03    $   1.95
                              =======     ========      =======      =======    =======    ========
Unit value, end of
   period/year .........      $  2.30     $   2.30      $  2.28      $  2.22    $  2.11    $   2.03
                              =======     ========      =======      =======    =======    ========
Units outstanding
   (000's), beginning
   of period/year (1)...       26,791       27,210       25,658
Units Issued
   (000's) (1) .........        8,958       45,360       71,518
Units Redeemed
   (000's) (1) .........       (9,612)     (45,779)     (69,966)
                              -------     --------      -------
Units Outstanding
   (000's), end of
   period/year .........       26,137       26,791       27,210       25,658     20,766      19,121
                              =======     ========      =======      =======    =======    ========
Net Assets (000's) (1)..      $60,083     $ 61,563      $62,172
                              =======     ========      =======
Expense Ratio (A) (1) ..        0.90%        0.90%        0.90%
                              =======     ========      =======
Investment Income
   Ratio (B) (1) .......           --          1.5%        5.3%
                              =======     ========      =======
Total Return (C) (1) ...         0.0%          0.6%        3.0%
                              =======     ========      =======


                                              Investment Company All America Fund
                            -----------------------------------------------------------------------
                            Six Months
                               Ended
                             June 30,                        Years Ended December 31,
SELECTED PER UNIT AND          2003       ---------------------------------------------------------
SUPPLEMENTARY DATA:         (Unaudited)      2002         2001         2000       1999       1998
-------------------         -----------      ----         ----         ----       ----       ----
Unit value, beginning
   of period/year ......     $   5.96      $   7.74     $   9.46      $ 10.05    $  8.09    $  6.76
                             ========      ========     ========      =======    =======    =======
Unit value, end of
   period/year .........     $   6.63      $   5.96     $   7.74      $  9.46    $ 10.05    $  8.09
                             ========      ========     ========      =======    =======    =======
Units outstanding
   (000's), beginning
   of period/year (1)...       41,572        44,755       47,895
Units Issued
   (000's) (1) .........        8,932        19,155       21,460
Units Redeemed
   (000's) (1) .........       (9,323)      (22,338)     (24,600)
                             --------      --------     --------
Units Outstanding
   (000's), end of
   period/year .........       41,181        41,572       44,755       47,895     48,014     49,275
                             ========      ========     ========      =======    =======    =======

Net Assets (000's) (1)..     $273,139      $247,576     $346,502
                             ========      ========     ========
Expense Ratio (A) (1) ..        0.90%         0.90%        0.90%
                             ========      ========     ========
Investment Income
   Ratio (B) (1) .......           --          0.8%         0.4%
                             ========      ========     ========
Total Return (C) (1) ...        11.4%        -23.1%       -18.1%
                             ========      ========     ========

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                             Investment Company Equity Index Fund
                            -----------------------------------------------------------------------
                            Six Months
                               Ended
                             June 30,                        Years Ended December 31,
SELECTED PER UNIT AND          2003       ---------------------------------------------------------
SUPPLEMENTARY DATA:         (Unaudited)      2002         2001         2000       1999       1998
-------------------         -----------      ----         ----         ----       ----       ----
Unit value, beginning
   of period/year ....       $   2.06     $    2.67     $    3.07    $   3.41   $   2.86    $  2.26
                             ========     =========     =========    ========   ========    =======
Unit value, end of
   period/year .......       $   2.29     $    2.06     $    2.67    $   3.07   $   3.41    $  2.86
                             ========     =========     =========    ========   ========    =======
Units outstanding
   (000's), beginning
   of period/year (1)         110,153       109,580       109,982
Units Issued
   (000's) (1) .......         60,306       111,439       107,487
Units Redeemed
   (000's) (1) .......        (55,305)     (110,866)     (107,889)
                             --------     ---------     ---------
Units Outstanding
   (000's), end of
   period/year .......        115,154       110,153       109,580     109,982    112,735     94,019
                             ========     =========     =========    ========   ========    =======
Net Assets (000's) (1)       $263,902     $ 227,294     $ 293,035
                             ========     =========     =========
Expense Ratio (A) (1).          0.90%         0.90%         0.90%
                             ========     =========     =========
Investment Income
   Ratio (B) (1) .....             --          1.6%          3.3%
                             ========     =========     =========
Total Return (C) (1) .          11.1%        -22.8%        -13.0%
                             ========     =========     =========

                                                 Investment Company
                                             Mid-Cap Equity Index Fund
                            -----------------------------------------------------------
                            Six Months
                               Ended
                             June 30,                        Years Ended December 31,
SELECTED PER UNIT AND          2003       ---------------------------------------------
SUPPLEMENTARY DATA:         (Unaudited)      2002         2001         2000       1999*
-------------------         -----------      ----         ----         ----       -----
Unit value, beginning
   of period/year ....       $   1.05    $     1.25    $     1.28    $  1.11    $ 1.00
                             ========    ==========    ==========    =======    ======

Unit value, end of
   period/year .......       $   1.18    $     1.05    $     1.25    $  1.28    $ 1.11
                             ========    ==========    ==========    =======    ======
Units outstanding
   (000's), beginning
   of period/year (1)          64,271        49,342        37,752
Units Issued
   (000's) (1) .......         52,110       180,415       125,401
Units Redeemed
   (000's) (1) .......        (47,931)     (165,486)     (113,811)
                             --------     ---------     ---------
Units Outstanding
   (000's), end of
   period/year .......         68,450        64,271        49,342     37,752     3,431
                             ========    ==========    ==========    =======    ======
Net Assets (000's) (1)       $ 80,712     $  67,761     $  61,894
                             ========     =========     =========
Expense Ratio (A) (1).          0.90%         0.90%         0.90%
                             ========     =========     =========
Investment Income
   Ratio (B) (1) .....             --           1.8%         2.8%
                             ========     =========     =========
Total Return (C) (1) .          11.8%         -16.0%        -2.0%
                             ========     =========     =========

----------
*     Commenced operation May 3, 1999.

(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                  Investment Company Bond Fund
                            -----------------------------------------------------------------------
                            Six Months
                               Ended
                             June 30,                        Years Ended December 31,
SELECTED PER UNIT AND          2003       ---------------------------------------------------------
SUPPLEMENTARY DATA:         (Unaudited)      2002         2001         2000       1999       1998
-------------------         -----------      ----         ----         ----       ----       ----
Unit value, beginning
   of period/year ....       $  3.78       $   3.57     $  3.31      $  3.07    $  3.17     $  3.00
                             =======       ========     =======      =======    =======     =======
Unit value, end of
   period/year .......       $  4.00       $   3.78     $  3.57      $  3.31    $  3.07     $  3.17
                             =======       ========     =======      =======    =======     =======
Units outstanding
   (000's), beginning
   of period/year (1)         22,509         20,932      13,899
Units Issued
   (000's) (1) .......         6,431         13,207      15,756
Units Redeemed
   (000's) (1) .......        (4,158)       (11,630)     (8,723)
                             -------        -------     -------
Units Outstanding
   (000's), end of
   period/year .......        24,782         22,509      20,932       13,899     14,287      17,746
                             =======       ========     =======      =======    =======     =======
Net Assets (000's) (1)       $99,166        $85,005     $74,711
                             =======        =======     =======
Expense Ratio (A) (1).
Investment Income
   Ratio (B) (1) .....            --           9.0%       10.5%
                             =======        =======     =======
Total Return (C) (1) .          6.0%           5.8%        7.8%
                             =======        =======     =======

                                            Investment Company Short-Term Bond Fund
                            -----------------------------------------------------------------------
                            Six Months
                               Ended
                             June 30,                        Years Ended December 31,
SELECTED PER UNIT AND          2003       ---------------------------------------------------------
SUPPLEMENTARY DATA:         (Unaudited)      2002         2001         2000       1999       1998
-------------------         -----------      ----         ----         ----       ----       ----
Unit value, beginning
   of period/year ....       $  1.52       $  1.46      $  1.37      $  1.28    $  1.24    $  1.19
                             =======       =======      =======      =======    =======    =======
Unit value, end of
   period/year .......       $  1.52       $  1.52      $  1.46      $  1.37    $  1.28    $  1.24
                             =======       =======      =======      =======    =======    =======
Units outstanding
   (000's), beginning
   of period/year (1)         12,521         7,825        4,649
Units Issued
   (000's) (1) .......         7,229        10,451        6,928
Units Redeemed
   (000's) (1) .......        (5,955)       (5,755)      (3,752)
                             -------       -------      -------
Units Outstanding
   (000's), end of
   period/year .......        13,795        12,521        7,825        4,649      3,604      3,164
                             =======       =======      =======      =======    =======    =======
Net Assets (000's) (1)       $20,939       $18,979      $11,394
                             =======       =======      =======
Expense Ratio (A) (1).         0.90%         0.90%        0.90%        0.90%      0.90%      0.90%
                             =======       =======      =======      =======    =======    =======
Investment Income
   Ratio (B) (1) .....            --          3.5%          6.4%
                             =======       =======      =======
Total Return (C) (1) .          0.1%          4.1%          6.5%
                             =======       =======      =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                            Investment Company Mid-Term Bond Fund
                            -----------------------------------------------------------------------
                            Six Months
                               Ended
                             June 30,                        Years Ended December 31,
SELECTED PER UNIT AND          2003       ---------------------------------------------------------
SUPPLEMENTARY DATA:         (Unaudited)      2002         2001         2000       1999       1998
-------------------         -----------      ----         ----         ----       ----       ----
Unit value, beginning
   of period/year ........   $   1.64     $   1.51     $   1.38        $1.32      $1.32      $1.26
                             ========     ========     ========        =====      =====      =====
Unit value, end of
   period/year ...........   $   1.68     $   1.64     $   1.51        $1.38      $1.32      $1.32
                             ========     ========     ========        =====      =====      =====
Units outstanding
   (000's), beginning
   of period/year (1) ....     39,713       21,035        5,922
Units Issued (000's) (1) .     14,200       41,929       26,104
Units Redeemed
   (000's) (1) ...........    (12,942)     (23,251)     (10,991)
                             --------     --------     --------
Units Outstanding
   (000's), end of
   period/year ...........     40,971       39,713       21,035        5,922      6,037      7,325
                             ========     ========     ========        =====      =====      =====
Net Assets (000's) (1) ...   $ 68,991     $ 64,981     $ 31,667
                             ========     ========     ========
Expense Ratio (A) (1) ....      0.90%        0.90%        0.90%
                             ========     ========     ========
Investment Income
   Ratio (B) (1) .........         --         4.2%         5.7%
                             ========     ========     ========
Total Return (C) (1) .....       2.9%         8.7%         9.5%
                             ========     ========     ========

                                               Investment Company Composite Fund
                            -----------------------------------------------------------------------
                            Six Months
                               Ended
                             June 30,                        Years Ended December 31,
SELECTED PER UNIT AND          2003       ---------------------------------------------------------
SUPPLEMENTARY DATA:         (Unaudited)      2002         2001         2000       1999       1998
-------------------         -----------      ----         ----         ----       ----       ----
Unit value, beginning
   of period/year ........  $   4.46       $   4.87    $   5.52      $   5.61   $   4.93   $   4.36
                            ========       ========    ========      ========   ========   ========
Unit value, end of
   period/year ...........  $   4.72       $   4.46    $   4.87      $   5.52   $   5.61   $   4.93
                            ========       ========    ========      ========   ========   ========
Units outstanding
   (000's), beginning
   of period/year (1) ....    45,392         50,607      54,447
Units Issued (000's) (1) .     2,341          5,327       5,576
Units Redeemed
   (000's) (1) ...........    (3,386)       (10,542)     (9,416)
                            --------       --------    --------
Units Outstanding
   (000's), end of
   period/year ...........    44,347         45,392      50,607        54,447     56,404     59,833
                            ========       ========    ========      ========   ========   ========
Net Assets (000's) (1) ...  $209,340       $202,661    $246,469
                            ========       ========    ========
Expense Ratio (A) (1) ....     0.90%          0.90%       0.90%
                            ========       ========    ========
Investment Income
   Ratio (B) (1) .........        --           3.3%        3.7%
                            ========       ========    ========
Total Return (C) (1) .....      5.7%          -8.3%      -11.8%
                            ========       ========    ========

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                           Investment Company Aggressive Equity Fund
                            -----------------------------------------------------------------------
                            Six Months
                               Ended
                             June 30,                        Years Ended December 31,
SELECTED PER UNIT AND          2003       ---------------------------------------------------------
SUPPLEMENTARY DATA:         (Unaudited)      2002         2001         2000       1999       1998
-------------------         -----------      ----         ----         ----       ----       ----
Unit value, beginning
   of period/year ........   $   1.95     $   2.47     $   2.79      $  2.85     $  2.02    $  2.15
                             ========     ========     ========      =======     =======    =======
Unit value, end
   of period/year ........   $   2.15     $   1.95     $   2.47      $  2.79     $  2.85    $  2.02
                             ========     ========     ========      =======     =======    =======
Units outstanding
   (000's), beginning
   of period/year (1) ....     79,680       76,011       75,043
Units Issued (000's) (1) .     14,321       57,813       44,630
Units Redeemed
   (000's) (1) ...........    (14,434)     (54,144)     (43,662)
                             --------     --------     --------

Units Outstanding (000's),
   end of period/year ....     79,567       79,680       76,011       75,043      62,123     63,176
                             ========     ========     ========      =======     =======    =======
Net Assets (000's) (1) ...   $170,803     $155,282     $187,929
                             ========     ========     ========
Expense Ratio (A) (1) ....      0.90%        0.90%        0.90%
                             ========     ========     ========
Investment Income
   Ratio (B) (1) .........         --           --         0.5%
                             ========     ========     ========
Total Return (C) (1) .....      10.2%       -21.2%       -11.4%
                             ========     ========     ========

                                                     Investment Company
                                   -------------------------------------------------------
                                     Conservative         Moderate           Aggressive
                                   Allocation Fund     Allocation Fund     Allocation Fund
                                     (Unaudited)*        (Unaudited)*        (Unaudited)*
                                   ---------------     ---------------     ---------------
Unit value, beginning
   of period/year ........              $   --              $   --               $   --
                                        ======              ======               ======
Unit value, end
   of period/year ........              $ 1.01              $ 1.03               $ 1.05
                                        ======              ======               ======
Units outstanding
   (000's), beginning
   of period/year (1) ....                  --                  --                   --
Units Issued (000's) (1) .                 919               1,897                1,021
Units Redeemed
   (000's) (1) ...........                 (25)                 --                   (3)
                                        ------              ------               ------
Units Outstanding (000's),
   end of period/year ....                 894               1,897                1,018
                                        ======              ======               ======
Net Assets (000's) (1) ...              $  907              $1,960               $1,071
                                        ======              ======               ======
Expense Ratio (A) (1) ....               0.90%               0.90%                0.90%
                                        ======              ======               ======
Investment Income
   Ratio (B) (1) .........                  --                  --                   --
                                        ======              ======               ======
Total Return (C) (1) .....                1.5%                3.3%                 5.2%
                                        ======              ======               ======

----------
*     For the period May 20, 2003 (Commencement of Operations) to June 30, 2003.

(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                      Scudder Bond Fund
                            -----------------------------------------------------------------------
                            Six Months
                               Ended
                             June 30,                        Years Ended December 31,
SELECTED PER UNIT AND          2003       ---------------------------------------------------------
SUPPLEMENTARY DATA:         (Unaudited)      2002         2001         2000       1999       1998
-------------------         -----------      ----         ----         ----       ----       ----
Unit value, beginning
   of period/year ........    $ 15.58      $ 14.60      $ 13.94       $12.73     $13.02     $12.37
                              =======      =======      =======       ======     ======     ======
Unit value, end
   of period/year ........    $ 16.20      $ 15.58      $ 14.60       $13.94     $12.73     $13.02
                              =======      =======      =======       ======     ======     ======
Units outstanding
   (000's), beginning
   of period/year (1) ....      2,660        2,500        1,630
Units Issued (000's) (1) .        604        1,517        2,625
Units Redeemed
   (000's) (1) ...........       (456)      (1,357)      (1,755)
                              -------      -------      -------
Units Outstanding
   (000's), end
   of period/year ........      2,808        2,660        2,500        1,630      1,558      1,757
                              =======      =======      =======       ======     ======     ======
Net Assets (000's) (1) ...    $45,498      $41,440      $36,515
                              =======      =======      =======
Expense Ratio (A) (1) ....      0.90%        0.90%         0.90%
                              =======      =======      =======
Investment Income
   Ratio (B) (1) .........       4.1%         5.5%          4.2%
                              =======      =======      =======
Total Return (C) (1) .....       4.0%         6.7%          4.8%
                              =======      =======      =======

                                                 Scudder Capital Growth Fund
                            -----------------------------------------------------------------------
                            Six Months
                               Ended
                             June 30,                        Years Ended December 31,
SELECTED PER UNIT AND          2003       ---------------------------------------------------------
SUPPLEMENTARY DATA:         (Unaudited)      2002         2001         2000       1999       1998
-------------------         -----------      ----         ----         ----       ----       ----
Unit value, beginning
   of period/year ........   $  24.10     $  34.34      $  42.97     $ 48.17    $ 36.07     $ 29.64
                             ========     ========      ========     =======    =======     =======
Unit value, end
   of period/year ........   $  26.87     $  24.10      $  34.34     $ 42.97    $ 48.17     $ 36.07
                             ========     ========      ========     =======    =======     =======
Units outstanding
   (000's), beginning
   of period/year (1) ....      9,954       10,896        11,501
Units Issued (000's) (1) .      1,932        4,909         3,964
Units Redeemed
   (000's) (1) ...........     (1,873)      (5,851)       (4,569)
                             --------     --------      --------
Units Outstanding
   (000's), end
   of period/year ........     10,013        9,954        10,896      11,501     11,582      11,462
                             ========     ========      ========     =======    =======     =======
Net Assets (000's) (1) ...   $269,089     $239,897      $374,176
                             ========     ========      ========
Expense Ratio (A) (1) ....      0.90%        0.90%         0.90%
                             ========     ========      ========
Investment Income
   Ratio (B) (1) .........       0.5%         0.3%         13.1%
                             ========     ========      ========
Total Return (C) (1) .....      11.5%       -29.8%        -20.1%
                             ========     ========      ========

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                 Scudder International Fund
                            -----------------------------------------------------------------------
                            Six Months
                               Ended
                             June 30,                        Years Ended December 31,
SELECTED PER UNIT AND          2003       ---------------------------------------------------------
SUPPLEMENTARY DATA:         (Unaudited)      2002         2001         2000       1999       1998
-------------------         -----------      ----         ----         ----       ----       ----
Unit value, beginning
   of period/year ........   $ 11.10      $  13.72     $   20.02      $25.83     $16.93     $14.46
                             =======      ========     =========      ======     ======     ======
Unit value, end
   of period/year ........   $ 11.67      $  11.10     $   13.72      $20.02     $25.83     $16.93
                             =======      ========     =========      ======     ======     ======
Units outstanding
   (000's), beginning
   of period/year (1) ....     7,089         7,619         8,335
Units Issued (000's) (1) .     1,970        87,282       179,759
Units Redeemed
   (000's) (1) ...........    (2,088)      (87,812)     (180,475)
                             -------      --------     ---------
Units Outstanding
   (000's), end
   of period/year ........     6,971         7,089         7,619       8,335      8,486      8,004
                             =======      ========     =========      ======     ======     ======
Net Assets (000's)(1) ....   $81,359      $ 78,669     $ 104,518
                             =======      ========     =========
Expense Ratio (A) (1) ....     0.90%         0.90%         0.90%
                             =======      ========     =========
Investment Income
   Ratio (B) (1) .........      0.8%          0.8%         20.2%
                             =======      ========     =========
Total Return (C) (1) .....      5.2%        -19.1%        -31.5%
                             =======      ========     =========

                                                         American Century
                            -----------------------------------------------------------------------
                                                    VP Capital Appreciation Fund
                            -----------------------------------------------------------------------
                            Six Months
                               Ended
                             June 30,                        Years Ended December 31,
SELECTED PER UNIT AND          2003       ---------------------------------------------------------
SUPPLEMENTARY DATA:         (Unaudited)      2002         2001         2000       1999       1998
-------------------         -----------      ----         ----         ----       ----       ----
Unit value, beginning
   of period/year ........   $ 10.52      $  13.44      $ 18.82       $17.40     $10.69     $11.04
                             =======      ========      =======       ======     ======     ======
Unit value, end
   of period/year ........   $ 11.16      $  10.52      $ 13.44       $18.82     $17.40     $10.69
                             =======      ========      =======       ======     ======     ======
Units outstanding
   (000's), beginning
   of period/year (1) ....     5,416         6,086        7,184
Units Issued (000's) (1) .       912         2,635        8,755
Units Redeemed
   (000's) (1) ...........      (964)       (3,305)      (9,853)
                             -------      --------      -------
Units Outstanding
   (000's), end
   of period/year ........     5,364         5,416        6,086        7,184      3,394      3,303
                             =======      ========      =======       ======     ======     ======
Net Assets (000's)(1) ....   $59,872      $ 56,984      $81,796
                             =======      ========      =======
Expense Ratio (A) (1) ....     0.65%         0.65%        0.70%
                             =======      ========      =======
Investment Income
   Ratio (B) (1) .........        --            --        38.0%
                             =======      ========      =======
Total Return (C) (1) .....      6.1%        -21.7%       -28.6%
                             =======      ========      =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                 Calvert Social Balanced Fund
                            -----------------------------------------------------------------------
                            Six Months
                               Ended
                             June 30,                        Years Ended December 31,
SELECTED PER UNIT AND          2003       ---------------------------------------------------------
SUPPLEMENTARY DATA:         (Unaudited)      2002         2001         2000       1999       1998
-------------------         -----------      ----         ----         ----       ----       ----
Unit value, beginning
   of period/year ........    $  2.59      $  2.98      $  3.23      $  3.37     $  3.04    $  2.65
                              =======      =======      =======      =======     =======    =======
Unit value, end
   of period/year ........    $  2.82      $  2.59      $  2.98      $  3.23     $  3.37    $  3.04
                              =======      =======      =======      =======     =======    =======
Units outstanding
   (000's), beginning
   of period/year (1) ....     17,942       17,463       17,238
Units Issued (000's) (1) .      2,481        4,482        4,112
Units Redeemed
   (000's) (1) ...........     (1,630)      (4,003)      (3,887)
                              -------      -------      -------
Units Outstanding
   (000's), end
   of period/year ........     18,793       17,942       17,463       17,238      16,041     14,257
                              =======      =======      =======      =======     =======    =======
Net Assets (000's) (1) ...    $52,912      $46,555      $52,045
                              =======      =======      =======
Expense Ratio (A) (1) ....      0.90%        0.90%        0.90%
                              =======      =======      =======
Investment Income
   Ratio (B) (1) .........         --         2.8%         5.6%
                              =======      =======      =======
Total Return (C) (1) .....       8.5%       -12.9%        -7.8%
                              =======      =======      =======

                                                             Fidelity
                            -----------------------------------------------------------------------
                                                     VIP Equity-Income Fund
                            -----------------------------------------------------------------------
                            Six Months
                               Ended
                             June 30,                        Years Ended December 31,
SELECTED PER UNIT AND          2003       ---------------------------------------------------------
SUPPLEMENTARY DATA:         (Unaudited)      2002         2001         2000       1999       1998
-------------------         -----------      ----         ----         ----       ----       ----
Unit value, beginning
   of period/year ........    $  26.89    $  32.63    $  34.61    $32.21    $30.65    $27.77
                              ========    ========    ========    ======    ======    ======
Unit value, end
   of period/year ........    $  29.65    $  26.89    $  32.63    $34.61    $32.21    $30.65
                              ========    ========    ========    ======    ======    ======
Units outstanding
   (000's), beginning
   of period/year (1) ....       4,437       4,275       3,753
Units Issued (000's) (1) .       1,295       2,817       1,997
Units Redeemed
   (000's) (1) ...........      (1,033)     (2,655)     (1,475)
                              --------    --------    --------
Units Outstanding
   (000's), end
   of period/year ........       4,699       4,437       4,275     3,753     4,213     4,018
                              ========    ========    ========    ======    ======    ======
Net Assets (000's) (1) ...    $139,313    $119,296    $139,507
                              ========    ========    ========
Expense Ratio (A) (1) ....       0.80%       0.80%       0.80%
                              ========    ========    ========
Investment Income
   Ratio (B) (1) .........        1.9%        4.0%        6.4%
                              ========    ========    ========
Total Return (C) (1) .....       10.3%      -17.6%       -5.7%
                              ========    ========    ========

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                          Fidelity
                            -----------------------------------------------------------------------
                                                     VIP II Contra Fund
                            -----------------------------------------------------------------------
                            Six Months
                               Ended
                             June 30,                        Years Ended December 31,
SELECTED PER UNIT AND          2003       ---------------------------------------------------------
SUPPLEMENTARY DATA:         (Unaudited)      2002         2001         2000       1999       1998
-------------------         -----------      ----         ----         ----       ----       ----
Unit value, beginning
   of period/year ........   $  23.27     $  25.88     $  29.73       $32.13     $26.16     $20.36
                             ========     ========     ========       ======     ======     ======
Unit value, end
   of period/year ........   $  25.40     $  23.27     $  25.88       $29.73     $32.13     $26.16
                             ========     ========     ========       ======     ======     ======
Units outstanding
   (000's), beginning
   of period/year (1) ....      8,844        8,695        8,742
Units Issued (000's) (1) .      2,425        5,251        1,796
Units Redeemed
   (000's) (1) ...........     (2,272)      (5,102)      (1,843)
                             --------     --------     --------
Units Outstanding
   (000's), end
   of period/year ........      8,997        8,844        8,695        8,742      8,430      6,742
                             ========     ========     ========       ======     ======     ======
Net Assets (000's) (1) ...   $228,524     $205,825     $225,031
                             ========     ========     ========
Expense Ratio (A) (1) ....      0.80%        0.80%        0.80%
                             ========     ========     ========
Investment Income
   Ratio (B) (1) .........       0.5%         0.8%         3.7%
                             ========     ========     ========
Total Return (C) (1) .....       9.1%       -10.1%       -12.9%
                             ========     ========     ========

                                                          Fidelity
                            -----------------------------------------------------------------------
                                                   VIP II Asset Manager Fund
                            -----------------------------------------------------------------------
                            Six Months
                               Ended
                             June 30,                        Years Ended December 31,
SELECTED PER UNIT AND          2003       ---------------------------------------------------------
SUPPLEMENTARY DATA:         (Unaudited)      2002         2001         2000       1999       1998
-------------------         -----------      ----         ----         ----       ----       ----
Unit value, beginning
   of period/year ........    $ 21.65      $ 23.91      $ 25.14       $26.40     $24.04     $21.14
                              =======      =======      =======       ======     ======     ======
Unit value, end
   of period/year ........    $ 23.75      $ 21.65      $ 23.91       $25.14     $26.40     $24.04
                              =======      =======      =======       ======     ======     ======
Units outstanding
   (000's), beginning
   of period/year (1) ....      2,288        2,114        1,908
Units Issued (000's) (1) .        527          774          610
Units Redeemed
   (000's) (1) ...........       (326)        (600)        (404)
                              -------      -------      -------
Units Outstanding
   (000's), end
   of period/year ........      2,489        2,288        2,114        1,908      1,747      1,488
                              =======      =======      =======       ======     ======     ======
Net Assets (000's) (1) ...    $59,120      $49,537      $50,556
                              =======      =======      =======
Expense Ratio (A) (1) ....      0.80%        0.80%        0.80%
                              =======      =======      =======
Investment Income
   Ratio (B) (1) .........       3.6%         3.8%         5.6%
                              =======      =======      =======
Total Return (C) (1) .....       9.7%        -9.5%        -4.9%
                              =======      =======      =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract participants through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 2 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. There are currently twenty investment funds available to Separate Account No. 2. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust consisting of four Funds: a Money Market Fund, All America Fund, Bond Fund and Composite Fund. These Funds invest in corresponding funds of Mutual of America Investment Corporation ("Investment Company").

      On January 3, 1989, the following funds became available to Separate Account No. 2 as investment alternatives: Scudder Bond, Scudder Capital Growth, Scudder International and VP Capital Appreciation. The Scudder Funds invest in corresponding portfolios of Scudder Variable Series I ("Scudder"). VP Capital Appreciation Fund invests in a corresponding fund of American Century Variable Portfolios Inc. ("American Century"). Effective May 13, 1991, Calvert Social Balanced Fund became available as an investment alternative. Calvert Social Balanced Fund invests in a corresponding portfolio of Calvert Variable Series, Inc. ("Calvert").

      On February 5, 1993 the Investment Company Equity Index, Short-Term Bond and Mid-Term Bond Funds became available to Separate Account No. 2 as investment alternatives. On May 2, 1994 the Aggressive Equity Fund of the Investment Company became available. These funds invest in corresponding funds of the Investment Company.

      On May 1, 1995 Fidelity Investments Equity-Income, Contrafund and Asset Manager portfolios became available to Separate Account No. 2. Fidelity Equity-Income, Contrafund and Asset Manager Funds invest in corresponding portfolios of Fidelity Variable Insurance Products Funds ("Fidelity VIP") (collectively, "Fidelity").

      On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became available to Separate Account No. 2.

      On May 20, 2003 the Investment Company Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds became available to Separate Account No. 2 as investment alternatives. There are currently twenty investment funds available to Separate Account No. 2.

      Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with accounting principles generally accepted in the United States:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity ("Underlying Funds") and are valued at the reported net asset values of the respective funds or portfolios.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 2 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividend paid to the Funds of Separate Account No. 2 has no impact on their respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

2. INVESTMENTS

      The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at June 30, 2003 are as follows:


                                                           Number of   Net Asset
                                                            Shares       Value
                                                           ---------   ---------
Investment Company Funds:
   Money Market Fund ................................      50,406,926   $ 1.19
   All America Fund .................................     152,334,710     1.79
   Equity Index Fund ................................     153,462,786     1.72
   Mid-Cap Equity Index Fund ........................      74,491,376     1.09
   Bond Fund ........................................      73,149,240     1.36
   Short-Term Bond Fund .............................      19,808,077     1.06
   Mid-Term Bond Fund ...............................      68,338,959     1.01
   Composite Fund ...................................     161,771,557     1.29
   Aggressive Equity Fund ...........................     127,428,599     1.37
   Conservative Allocation Fund .....................         880,034     1.02
   Moderate Allocation Fund .........................       1,852,676     1.03
   Aggressive Allocation Fund .......................         998,205     1.05
Scudder Portfolios:
   Bond Portfolio ...................................       6,500,773     7.00
   Capital Growth Portfolio -- Class "A" ............      20,892,364    12.88
   International Portfolio -- Class "A" .............      11,911,839     6.83
   American Century VP Capital Appreciation Fund ....       9,534,493     6.29
   Calvert Social Balanced Portfolio ................      32,370,226     1.64
Fidelity Portfolios:
   Equity-Income -- "Initial" Class .................      7,076,246     19.69
   Contrafund -- "Initial" Class ....................     11,583,399     19.73
   Asset Manager -- "Initial" Class .................      4,379,587     13.50


3. EXPENSES

      Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds, except the American Century VP Capital Appreciation Fund for which the annual rate is .15% (.20% prior to January 1, 2002), and, each Fidelity fund, for which the annual rate is .30%.

      In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

      Distribution Expense Charge -- As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducts daily, at an annual rate of .35%, an amount from the value of the net assets of each fund to cover such expenses.

      Expense Risk Charge -- For assuming expense risks under the Contracts, the Company deducts daily, at an annual rate of .15%, an amount from the value of the net assets of each fund.

      Effective July 15, 2003 in regard to the Investment Company Money Market Fund only so much or all of annual expense charges (not to exceed 0.90%) as is required has been waived to prevent the total investment returns, net of separate account expenses, from producing a negative result. This waiver is not contractual and may be revoked in whole or in part at any time. Upon such revocation, there will be no liability for those expenses which were waived, but the full 0.90% of these expenses may be restored at that time.

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 PARK AVENUE
NEW YORK, NY 10022-6839
212-224-1600

www.mutualofamerica.com